Land Use Rights, Net (Tables)	9 Months Ended
Sep. 30, 2020
Land Use Rights, Net.
Schedule of land use rights, net

	December 31,	September 30,
	2019	2020
Land use rights	216,489	216,489
Less: Accumulated amortization–land use rights	(7,674)	(11,309)
Total land use rights, net	208,815	205,180